Note 14 - Stock Based Compensation	9 Months Ended
Jun. 30, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 14. STOCK BASED COMPENSATION

Stock Options

Information with respect to stock option activity during the nine months ended June 30, 2016 follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Grant- Date Fair Value Per Share	Weighted Average Remaining Contractual term (years)	Aggregate Intrinsic Value
Outstanding at September 30, 2015	1,370,000	$6.34	$1.14		$—
Forfeited	(45,500)	$6.32	$1.44		$—
Expired	(100,000)	$4.30	$8.90		$—
Outstanding at June 30, 2016	1,224,500	$6.51	$1.23	3.57	$—
Vested and exercisable at June 30, 2016	1,162,500	$6.56	$1.18	3.40	$—

During the nine months ended June 30, 2016 and 2015, the Company recognized compensation expense of $125,000 and $470,000, respectively, related to stock options (and restricted stock units in 2015) and as of June 30, 2016, had approximately $76,000 of unamortized compensation costs related to non-vested options, which will be recognized by 2017.

Warrants

As of June 30, 2016, there are 43,116 vested warrants outstanding to purchase common stock at an exercise price of $5.00 per share of which 20,087 expired in July 2016, 20,087 expire in July 2017 and 1,471 expire in each of  October 2016 and 2017. The Company had previously reported at September 30, 2015 that  such warrants had expired.